DISPOSITION - Narrative (Details) $ in Millions		12 Months Ended
	Aug. 15, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Services received		$ 26	$ 31
Veresen Midstream
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	45.00%
PGI
Disclosure of detailed information about business combination [line items]
Investment contribution of the field-based gas processing assets contributed to PGI	$ 776
Services received	12
Fair value of shares	2,800
Fair value of contingent receivable	3,600
Gains on disposition recognized	$ 1,100
PGI | Pembina Pipeline
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	60.00%
PGI | Pembina Pipeline | Veresen Midstream
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	45.00%
PGI | KKR
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	40.00%
PGI | KKR | Veresen Midstream
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	55.00%
PGI | KKR | PGI Processing ULC
Disclosure of detailed information about business combination [line items]
Percentage of common share equity interest	0.49
PGI | KKR | Energy Transfer Canada ULC
Disclosure of detailed information about business combination [line items]
Percentage of common share equity interest	0.51